VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

November 18, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

RE:	Voya Funds Trust (the "Registrant")
(File No. 811-08895)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 123 (the "Amendment") to the Registration Statement of the Registrant. This Amendment is being filed under the Investment Company Act of 1940, as amended (the "1940 Act"), and shall become effective on November 18, 2022.

The Amendment is being filed for the purpose of adding Voya VACS Series HYB Fund (the "Fund") as a new series of the Registrant. It is intended that this Amendment become effective immediately upon filing in accordance with Section 8 of the 1940 Act. The Fund constitutes only one series of the Registrant. The other series of the Registrant are offered through separate prospectuses and statements of additional information, and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

Should you have any questions or comments regarding this filing, please contact Anna Jagiello at (480) 477-2309 or the undersigned at (212) 309-6566.

Sincerely,

/s/ Nicholas C.D. Ward

__________________________

Nicholas C.D. Ward Counsel

Voya Investment Management

Attachment

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq.

Ropes & Gray LLP